SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - D. Boral ARC Acquisition I Corp [Member]	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of earning per share basic and diluted

Class A ordinary shares subject to possible redemption, December 31, 2025	$284,776,628
Plus:
Accretion of carrying value to redemption value	2,543,059
Class A ordinary shares subject to possible redemption, March 31, 2026	$287,319,687

Gross proceeds from IPO, August 1, 2025	$280,000,000
Less:
Proceeds allocated to Public Warrants	(9,028,600)
Proceeds allocated to Over-allotment Option	(1,290,375)
Class A ordinary shares issuance costs	(3,438,859)
Plus:
Accretion of carrying value to redemption value	18,534,462
Class A ordinary shares subject to possible redemption, December 31, 2025	$284,776,628

Schedule of earning per share basic and diluted

	For the Period from March 20, 2025 (Inception) through March 31, 2025		For the three months ended March 31, 2026
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net income per share:
Allocation of (loss)/income – basic and diluted	$-	$(5,420)	$2,011,318	$2,011,318

Denominator:
Basic and diluted weighted average share of ordinary shares:	-	10,714,286	29,200,000	12,000,000
Basic and diluted net income per share	$0.00	$0.00	$0.07	$0.17

	For the Period from March 20, 2025 (Inception) through December 31, 2025
	Class A	Class B
Numerator:
Basic and diluted net income per share:
Allocation of income – basic and diluted	$2,509,890	$1,946,080

Denominator:
Basic and diluted weighted average share of ordinary shares:	15,393,007	11,935,190
Basic and diluted net income per share	$0.16	$0.16